Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net

Operating lease right-of-use assets, net and operating lease liabilities consisted of the following:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$12,777,073	$10,393,154
Operating lease right-of-use assets -accumulated amortization	(7,015,897)	(4,971,918)
Operating lease right-of-use assets, net	$5,761,176	$5,421,236

Operating lease liabilities, current	$2,328,227	2,060,022
Operating lease liabilities, non-current	3,974,560	3,911,466
Total operating lease liabilities	$6,302,787	$5,971,488

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$2,526,921	$2,437,633	$2,529,180
Short-term lease cost	387,708	363,801	98,935
Total	$2,914,629	$2,801,434	$2,628,115

Schedule of Maturity of Lease Liabilities Under Operating Leases

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2025:

Operating
Lease Liabilities
For the years ending December 31,
2026	$2,545,946
2027	964,516
2028	669,819
2029	615,291
2030 and thereafter	2,707,877
Total lease payments	7,503,449
Less: imputed interest	1,200,662
Total	6,302,787
Less: current portion	2,328,227
Non-current portion	$3,974,560